================================================================================

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                               September 30, 1999
                               ------------------


                                   Value Line
                                    Small-Cap
                                     Growth
                                   Fund, Inc.





                                     [LOGO]
                                  ------------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Small-Cap Growth Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

We're pleased to report strong returns for the six months ending September 30, 1999. The Value Line Small-Cap Growth Fund earned total returns of 18.73% for the period, versus total returns of 8.25% for the unmanaged Russell 2000 Index, a benchmark of small-capitalization stocks.

Our disciplined stock selection process continues to pay off for us. We invest only in companies with strong earnings momentum and strong stock price momentum. Any signs of weakness on either measure cause us to look closely at selling a stock. For this reason, turnover of the Fund's holdings can be relatively high, but we stick with winners for a long time if they continue to do well. Technology stocks, the largest sector holding in the Fund, have been the primary drivers of performance this year. Our technology holdings are well diversified across a number of subsectors, including computer software, communications, semiconductors, and the internet.

Your Fund holds over 300 different stocks, and it is unusual for any single name to make up as much as 1% of assets. This minimizes the effect of any company-specific unpleasant surprises. We know that our basic investment process puts the odds in our favor, so we want to insure that any "accidents" inflict only minimal damage to performance.

We believe we will continue to find fruitful investments among small-cap stocks. Thank you for investing with us.


                            Sincerely,

                            /s/ Jean Bernhard Buttner

                            Jean Bernhard Buttner
                            Chairman and President


November 10, 1999


--------------------------------------------------------------------------------
2

                                          Value Line Small-Cap Growth Fund, Inc.

Small-Cap Growth Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The American economy continues to perform well as we proceed through the final weeks of the year. Evidence of this healthy level of business activity can be found in the strong pace of manufacturing, the acceleration in job growth, and the generally solid performance with respect to consumer spending. Overall, we estimate that GDP growth, which rose at a vigorous 4.8% rate in the third quarter, will average a solid 4% during the final three months of the year, unless serious Year 2000 dislocations develop. We think growth will then moderate into the 2.0%-2.5% range during the first half of next year. In all, we believe that the 12 months upcoming will mark the tenth year in a row of sustained economic growth.

Inflationary pressures, meanwhile, continue to be held largely at bay, in spite of a tightening labor market, with strong increases in productivity being at least partially responsible for this comparative pricing stability. Nevertheless, a gradual uptrend in cost pressures does seem likely over the next several quarters. The Federal Reserve, taking note of this somewhat higher expense structure, is likely to maintain a neutral to at most modestly restrictive monetary stance in the months ahead.


Performance Data:*

                                                          Average
                                                        Annual Total
                                                           Return
                                                         ---------
1 year ended September 30, 1999.....................        58.44%
5 years ended September 30, 1999....................        14.28%
From June 23, 1993+ to
  September 30, 1999................................        14.65%



+    Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.

Schedule of Investments (unaudited)
================================================================================

  Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS (91.1%)
            ADVERTISING (1.2%)
  1,600     Lamar Advertising Co.
                Class "A"*........................................  $     79,200
  1,800     Modem Media.Poppe Tyson,
                Inc. Class "A"*...................................        66,600
  1,700     Omnicom Group, Inc....................................       134,619
  1,600     True North
                Communications Inc................................        58,200
                                                                    ------------
                                                                         338,619

            AEROSPACE/
              DEFENSE (0.5%)
    500     Alliant Techsystems Inc.*.............................        34,656
  3,000     Elbit Systems Ltd.....................................        40,500
  1,000     General Dynamics Corp.................................        62,438
                                                                    ------------
                                                                         137,594

            AIR TRANSPORT (0.2%)
  2,000     SkyWest, Inc..........................................        43,875

            APPAREL (0.9%)
  3,500     Chico's FAS, Inc.*....................................        95,375
  5,000     Gildan Activewear Inc.
                Class "A"*........................................        86,250
  1,800     Tommy Hilfiger Corp.*.................................        50,737
                                                                    ------------
                                                                         232,362

            AUTO PARTS--ORIGINAL
              EQUIPMENT (0.4%)
  2,000     Arvin Industries, Inc.................................        61,875
  2,500     Gentex Corp.*.........................................        51,641
                                                                    ------------
                                                                         113,516

            BANK--MIDWEST (0.4%)
    800     Fifth Third Bancorp...................................        48,675
  2,000     First Tennessee
                National Corp.....................................        56,250
                                                                    ------------
                                                                         104,925

            BEVERAGE--
              ALCOHOLIC (0.4%)
  1,800     Canandaigua Brands, Inc.
                Class "A"*........................................       107,550

            BUILDING
              MATERIALS (1.3%)
  2,000     Dayton Superior Corp.
                Class "A"*........................................        34,000
  4,500     Elcor Corp............................................       112,500
  5,000     Insituform Technologies, Inc.
                Class "A"*........................................       125,000
  1,000     Simpson Manufacturing
                Co., Inc.*........................................        46,875
    700     USG Corp..............................................        33,250
                                                                    ------------
                                                                         351,625

            CABLE TV (1.8%)
  2,704     Adelphia Communications
                Corp. Class "A"*..................................       159,029
  1,300     Cablevision Systems Corp.
                Class "A"*........................................        94,575
  3,000     Comcast Corp. Class "A"*..............................       119,625
  1,200     EchoStar Communications
                Corp. Class "A"*..................................       108,975
                                                                    ------------
                                                                         482,204

            CEMENT &
              AGGREGATES (0.4%)
  1,700     Centex Construction
                Products, Inc.....................................        63,112
  1,500     Florida Rock Industries, Inc..........................        52,125
                                                                    ------------
                                                                         115,237

            CHEMICAL--
              DIVERSIFIED (0.4%)
  1,500     Brady Corp. Class "A".................................        48,000
  2,000     Spartech Corp.........................................        58,625
                                                                    ------------
                                                                         106,625

            CHEMICAL--
              SPECIALTY (0.2%)
  1,000     Fuller (H.B.) Co......................................        60,875

--------------------------------------------------------------------------------
4

                                          Value Line Small-Cap Growth Fund, Inc.

                                                              September 30, 1999
================================================================================

  Shares                                                                Value
--------------------------------------------------------------------------------

            COMPUTER &
              PERIPHERALS (3.6%)
  2,400     Cybex Computer
                Products Corp.*...................................  $     80,100
  1,600     Emulex Corp.*.........................................       137,400
  2,500     Inter-Tel, Inc........................................        44,375
  2,200     Interphase Corp.*.....................................        51,425
  2,000     Mercury Computer
                Systems, Inc.*....................................        68,000
  3,000     NYFIX, Inc.*..........................................        77,625
  3,750     Performance Technologies,
                Inc.*.............................................        84,609
  2,800     Pinnacle Systems, Inc.*...............................       118,650
  4,500     Puma Technology, Inc.*................................        68,625
  1,600     Smart Modular
                Technologies, Inc.*...............................        54,500
  1,300     Visual Networks, Inc.*................................        55,169
  1,400     Xircom, Inc.*.........................................        59,762
  2,000     Zebra Technologies Corp.
                Class "A"*........................................        90,938
                                                                    ------------
                                                                         991,178

            COMPUTER SOFTWARE
              & SERVICES (9.0%)
  7,000     Acclaim Entertainment,
                Inc.*.............................................        53,156
  2,000     Actuate Corp.*........................................        67,750
    800     Adobe Systems Inc.....................................        90,800
  1,800     Advanced Digital Information
                Corp.*............................................        50,062
  2,300     Ancor Communications,
                Inc.*.............................................        55,775
  3,500     Ardent Software, Inc.*................................        94,281
    900     BroadVision, Inc.*....................................       119,756
  1,200     Business Objects S.A.
                (ADR)*............................................        70,800
  1,000     Citrix Systems, Inc.*.................................        61,937
  1,350     Comverse Technology, Inc.*............................       127,322
  1,500     Concentric Network Corp.*.............................        30,469
  2,500     Dendrite International, Inc.*.........................       118,125
    100     E.piphany, Inc.*......................................         4,875
  2,000     Eidos PLC (ADR)*......................................       126,250
  2,500     Electronics For
                Imaging Inc.*.....................................       128,516
  3,800     Forte Software, Inc.*.................................       104,500
  4,300     4Front Technologies, Inc.*............................        60,737
  1,400     Great Plains Software, Inc.*..........................        72,100
  2,400     InfoCure Corp.*.......................................        45,300
  4,300     Interleaf, Inc.*......................................        73,100
    100     Internap Network
                Services Corp.*...................................         4,463
    100     Kana Communications, Inc.*............................         4,987
  5,000     Loronix Information
                Systems, Inc.*....................................        57,500
  2,600     Mercury Interactive Corp.*............................       167,863
  1,200     Paychex, Inc..........................................        40,950
  2,000     Peregrine Systems, Inc.*..............................        81,500
    200     RedHat, Inc.*.........................................        19,200
  5,000     S3 Incorporated*......................................        52,188
  2,200     ScanSource, Inc.*.....................................        61,325
  2,000     Siebel Systems, Inc.*.................................       133,250
  3,000     Unify Corp.*..........................................        67,500
  2,000     Verity Inc.*..........................................       137,625
    100     Vitria Technology, Inc.*..............................         3,675
  2,600     Zomax Incorporated*...................................        67,275
                                                                    ------------
                                                                       2,454,912

            DIVERSIFIED
              COMPANIES (1.1%)
  1,700     Nortek, Inc.*.........................................        58,013
  2,200     Teleflex Inc..........................................        86,900
    700     Textron, Inc..........................................        54,162
    700     Tyco International, Ltd...............................        72,275
  1,400     Viad Corp.............................................        41,300
                                                                    ------------
                                                                         312,650

            DRUG (5.3%)
  1,800     Andrx Corp.*..........................................       105,356
  2,000     Biogen, Inc.*.........................................       157,625
  1,100     Biovail Corporation
                International *...................................        55,825
  3,000     Corixa Corp.*.........................................        40,313
  3,000     Enzon, Inc.*..........................................        91,500
  1,400     Forest Laboratories, Inc.*............................        58,975


--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.

Schedule of Investments (unaudited)
================================================================================

  Shares                                                                Value
--------------------------------------------------------------------------------

    500     Genetech, Inc.*.......................................  $     73,156
    900     IDEC Pharmaceuticals
                Corp.*............................................        84,628
  1,950     Jones Pharma Inc......................................        64,289
  3,500     King Pharmaceuticals, Inc.*...........................       122,500
  1,700     MedImmune, Inc.*......................................       169,416
  2,100     Millennium Pharmaceuticals,
                Inc. *............................................       136,500
  1,300     QLT PhotoTherapeutics,
                Inc.*.............................................        99,369
  3,100     Roberts Pharmaceutical
                Corp.*............................................        93,775
  5,300     Taro Pharmaceutical
                Industries Ltd.*..................................        80,825
                                                                    ------------
                                                                       1,434,052

            EDUCATIONAL
              SERVICES (0.7%)
  2,500     CBT Group PLC (ADR)*..................................        61,562
  2,100     Career Education Corp.*...............................        60,900
  1,500     National Computer
                Systems, Inc......................................        57,516
                                                                    ------------
                                                                         179,978

            ELECTRIC UTILITY--
              CENTRAL (0.2%)
  1,000     AES Corp.*............................................        59,000

            ELECTRIC UTILITY--
              WEST (0.4%)
  1,400     Calpine Corp.*........................................       119,088

            ELECTRICAL
              EQUIPMENT (1.8%)
  4,000     Aaon, Inc.*...........................................        54,000
  1,000     Corning Inc...........................................        68,563
  2,600     LSI Industries, Inc...................................        59,475
  1,700     Power Integrations, Inc.*.............................       117,725
  2,200     Power-One, Inc.*......................................        56,100
  3,600     Semtech Corp.*........................................       131,850
                                                                    ------------
                                                                         487,713

            ELECTRONICS (3.5%)
  1,100     Alpha Industries, Inc.*...............................        62,047
  1,300     Amphenol Corp.*.......................................        64,431
  4,000     CTS Corp..............................................       230,000
  2,400     Cree Research, Inc.*..................................        81,450
  1,000     Gemstar International
                Group, Ltd.*......................................        78,125
  1,900     Imation Corp.*........................................        58,900
  4,500     Interlink Electronics, Inc.*..........................        36,281
    800     Lexmark International
                Group, Inc. Class "A"*............................        64,400
  1,800     Sawtek Inc.*..........................................        63,000
  2,400     Symbol Technologies, Inc..............................        80,700
  6,000     Titan Corp. (The)*....................................        86,250
  2,500     Universal Electronics Inc.*...........................        57,813
                                                                    ------------
                                                                         963,397

            ENTERTAINMENT (1.9%)
  1,200     CBS Corp.*............................................        55,500
    800     Clear Channel
                Communications, Inc.*.............................        63,900
  1,200     Cox Radio, Inc. Class "A"*............................        71,400
  2,000     Cumulus Media Inc.
                Class "A"*........................................        65,375
  1,300     Entercom Communications
                Corp.*............................................        46,800
  1,200     Time Warner Inc.......................................        72,900
    100     TiVo Inc.*............................................         2,994
  2,000     USA Networks, Inc.*...................................        77,500
    800     Univision Communications
                Inc. Class "A"*...................................        65,100
                                                                    ------------
                                                                         521,469

            FINANCIAL
              SERVICES (1.0%)
    100     Digital Insight Corp.*................................         1,500
  3,000     InterCept Group, Inc. (The)*..........................        55,500
  1,400     Metris Companies, Inc.................................        41,213
  1,300     NCO Group, Inc.*......................................        61,100
    900     Providian Financial Corp..............................        71,268
  2,000     United Payors & United
                Providers, Inc.*..................................        35,250
                                                                    ------------
                                                                         265,831


--------------------------------------------------------------------------------
6

                                          Value Line Small-Cap Growth Fund, Inc.

                                                              September 30, 1999
================================================================================

  Shares                                                                Value
--------------------------------------------------------------------------------

            FOOD PROCESSING (0.3%)
  1,500     Keebler Foods Co.*....................................  $     44,812
    700     Quaker Oats Co. (The).................................        43,313
                                                                    ------------
                                                                          88,125

            FOREIGN
              TELECOMMUNICATIONS
              (0.4%)
    800     AT & T Canada Inc.
                Class "B" (ADR)* .................................        50,250
  4,700     TTI Team Telecom
                International Ltd.*...............................        47,587
                                                                    ------------
                                                                          97,837

            FURNITURE/HOME
              FURNISHINGS (0.7%)
  2,250     Ethan Allen Interiors, Inc............................        71,578
  3,500     Shaw Industries, Inc..................................        55,563
  3,000     Stanley Furniture Co., Inc.*..........................        63,375
                                                                    ------------
                                                                         190,516

            GROCERY (0.2%)
  2,400     Kroger Co.*...........................................        52,950

            HEALTHCARE
              INFORMATION
              SYSTEMS (0.2%)
  1,300     MedQuist Inc.*........................................        43,469

            HOTEL/GAMING (0.8%)
  4,000     Argosy Gaming Company*................................        53,000
  4,000     Park Place Entertainment Corp.*.......................        50,000
  2,600     Station Casinos, Inc.*................................        60,450
  2,500     U.S. Franchise Systems, Inc.
                Class "A"*........................................        43,281
                                                                    ------------
                                                                         206,731

            HOUSEHOLD
              PRODUCTS (1.3%)
  3,600     Church & Dwight Co., Inc..............................        90,000
    800     Kimberly-Clark Corp...................................        42,000
  6,000     Salton, Inc.*.........................................       181,125
  1,500     Scotts Company (The)
                Class "A"*........................................        51,937
                                                                    ------------
                                                                         365,062

            INDUSTRIAL
              SERVICES (3.8%)
  3,600     A.C.L.N. Limited*.....................................        56,925
  2,000     Advantage Learning
                Systems, Inc.*....................................        37,250
    600     Catalina Marketing Corp.*.............................        50,888
  2,200     EMCOR Group, Inc.*....................................        42,350
  3,000     Korn/Ferry International*.............................        69,187
  4,000     Nielsen Media
                Research, Inc.*...................................       148,750
  1,800     Pre-Paid Legal
                Services, Inc.*...................................        70,875
  3,000     Profit Recovery Group
                International, Inc. (The)*........................       133,875
  2,400     QRS Corp.*............................................       153,900
  2,200     Quanta Sevices, Inc.*.................................        64,488
  1,000     SABRE Group Holdings,
                Inc. Class "A"*...................................        43,000
  2,600     Select Appointments Holdings
                PLC (ADR)*........................................        87,750
  3,700     URS Corp.*............................................        90,650
                                                                    ------------
                                                                       1,049,888

            INSURANCE--
              DIVERSIFIED (0.5%)
  2,200     Blanch (E.W.) Holdings Inc............................       143,275

            INTERNET (1.3%)
    400     America Online, Inc.*.................................        41,600
    200     Alteon Websystems, Inc.*..............................        18,800
    200     Ashford.com, Inc.*....................................         1,844
  1,200     At Home Corp.*........................................        49,725
  1,800     Exodus Communications,
                Inc.*.............................................       129,713
     70     Internet Capital Group, Inc.*.........................         6,151
    100     LookSmaOrt, Ltd.*.....................................         2,381
  2,000     Macromedia Inc.*......................................        81,750
    100     NetZero, Inc.*........................................         2,600
    500     Ticketmaster Online--
                Citysearch, Inc. Class "B"*.......................        12,094
                                                                    ------------
                                                                         346,658


--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.

Schedule of Investments (unaudited)
================================================================================

  Shares                                                                Value
--------------------------------------------------------------------------------

            MACHINERY (1.6%)
  2,800     Astec Industries, Inc.*...............................  $     67,550
  1,000     Briggs & Stratton Corp................................        58,375
  2,700     Donaldson Company, Inc................................        62,607
  1,700     Graco Inc.............................................        55,781
  2,250     Manitowoc Co., Inc....................................        76,781
  4,100     Summa Industries *....................................        52,531
  2,300     Terex Corp.*..........................................        72,450
                                                                    ------------
                                                                         446,075

            MANUFACTURED
              HOUSING/
              RECREATIONAL
              VEHICLES (0.9%)
  3,375     Monaco Coach Corp.*...................................        82,266
  2,000     National R.V. Holdings,
                Inc.*.............................................        39,500
  1,500     Oshkosh Truck Corp....................................        39,937
  4,000     Winnebago Industries, Inc.............................        95,750
                                                                    ------------
                                                                         257,453

            MEDICAL SERVICES (2.2%)
  1,600     Accredo Health, Inc.*.................................        50,400
  1,400     Advance Paradigm, Inc.*...............................        76,650
  1,400     Express Scripts, Inc.
                Class "A"*........................................       109,550
  7,000     Hooper Holmes, Inc....................................       179,375
  1,500     QIAGEN N.V.*..........................................        63,937
  2,000     Quest Diagnostics Inc.*...............................        52,000
  2,000     Syncor International Corp.*...........................        75,000
                                                                    ------------
                                                                         606,912

            MEDICAL SUPPLIES (5.9%)
  1,000     Allergan, Inc.........................................       110,000
  2,800     Alpharma Inc. Class "A"...............................        98,875
  2,000     ArthroCare Corp.*.....................................       109,250
  4,533     Bindley Western
                Industries, Inc...................................        64,879
  4,000     Candela Corp.*........................................        42,500
  2,700     D & K Healthcare
                Resources, Inc.*..................................        63,112
  1,700     Datascope Corp.*......................................        59,713
    500     Johnson & Johnson.....................................        45,937
  3,000     Koala Corp.*..........................................        92,250
  2,000     Laser Vision Centers, Inc.*...........................        28,062
  2,000     Patterson Dental Co.*.................................        99,125
  4,000     PolyMedica Corp.*.....................................        93,000
  3,330     Priority Heathcare Corp.
                Class "B"*........................................       102,814
  3,000     SonoSite, Inc.*.......................................        78,375
  2,800     Techne Corp.*.........................................        87,850
  1,500     VISX, Inc.*...........................................       118,641
  1,300     West Pharmaceutical
                Services, Inc.....................................        49,319
  2,600     Xomed Surgical
                Products, Inc.*...................................       148,200
  4,000     Zoll Medical Corp.*...................................       121,000
                                                                    ------------
                                                                       1,612,902

            METAL FABRICATING
              (0.3%)
  3,200     Mobile Mini, Inc.*....................................        70,000

            NEWSPAPER (0.7%)
  1,800     Central Newspapers, Inc.
                Class "A".........................................        80,100
  1,100     Dow Jones & Company, Inc..............................        58,712
  1,200     Tribune Co............................................        59,700
                                                                    ------------
                                                                         198,512

            OFFICE EQUIPMENT &
              SUPPLIES (0.4%)
  1,000     Pitney Bowes, Inc.....................................        60,938
  2,250     Staples, Inc.*........................................        49,078
                                                                    ------------
                                                                         110,016

            PACKAGING &
              CONTAINER (0.2%)
  1,000     Ball Corp.............................................        44,062


--------------------------------------------------------------------------------
8

                                          Value Line Small-Cap Growth Fund, Inc.

                                                              September 30, 1999
================================================================================

  Shares                                                                Value
--------------------------------------------------------------------------------

            PRECISION
              INSTRUMENTS (2.8%)
  1,500     Badger Meter, Inc.....................................  $     51,375
  3,600     Kronos Inc.*..........................................       132,075
  3,700     Measurement Specialities,
                Inc.*.............................................        67,987
  2,000     Mettler-Toledo
                International Inc.*...............................        59,250
  1,700     Optical Coating
                Laboratory, Inc...................................       156,506
  1,500     Orbotech Ltd.*........................................        92,813
  1,600     Perkin Elmer, Inc.....................................        63,700
  2,400     Waters Corp.*.........................................       145,350
                                                                    ------------
                                                                         769,056

            PUBLISHING (0.9%)
  4,500     Advanced Marketing
                Services, Inc.....................................        88,875
  1,300     Reader's Digest Association,
                Inc. Class "A" ...................................        38,025
  2,550     Valassis Communications,
                Inc.*.............................................       112,041
                                                                    ------------
                                                                         238,941

            RAILROAD (0.2%)
  3,000     Trasnportation Technologies
                Industries, Inc.*.................................        51,938

            RECREATION (1.5%)
  1,000     Harley-Davidson, Inc..................................        50,062
  2,000     International Speedway Corp.
                Class "A".........................................       105,125
  3,000     JAKKS Pacific, Inc.*..................................       112,500
  1,200     Royal Caribbean Cruises,
                Ltd...............................................        54,000
  2,200     THQ, Inc.*............................................        94,875
                                                                    ------------
                                                                         416,562

            RESTAURANT (2.2%)
  1,700     Applebee's International,
                Inc...............................................        57,269
  3,300     Brinker International, Inc.*..........................        89,513
  2,100     Cheesecake Factory,
                Inc. (The) *......................................        58,275
  2,500     Darden Restaurants, Inc...............................        48,906
  4,200     Jack In The Box Inc.*.................................       104,737
  4,000     RARE Hospitality
                International, Inc.*..............................        86,500
  4,800     Ruby Tuesday, Inc.....................................        93,600
  2,200     Sonic Corp.*..........................................        66,962
                                                                    ------------
                                                                         605,762

            RETAIL BUILDING
              SUPPLY (0.2%)
  1,280     Lowe's Companies, Inc.................................        62,400

            RETAIL--SPECIAL
              LINES (8.0%)
  2,000     Abercrombie & Fitch Co.
                Class "A"*........................................        68,125
  2,800     American Eagle
                Outfitters, Inc.*.................................       135,625
  1,500     AnnTaylor Stores Corp.*...............................        61,312
  4,000     Audiovox Corp. Class "A"..............................        70,000
  2,800     bebe stores, inc.*....................................        67,550
  1,500     Best Buy Co., Inc.*...................................        93,094
  3,200     Brauns Fashions Corp.*................................        58,200
  3,400     Children's Place Retail
                Stores, Inc. (The)*...............................        90,525
  1,600     Circuit City Stores--
                Circuit City Group ...............................        67,500
  3,000     Copart, Inc.*.........................................        55,312
  2,500     Deb Shops, Inc........................................        48,750
  1,200     Dollar Tree Stores, Inc.*.............................        47,925
  3,750     Fossil Inc.*..........................................       101,484
  4,000     Haverty Furniture
                Companies, Inc....................................        58,000
  3,000     InterTAN, Inc.*.......................................        58,875
  2,835     Intimate Brands, Inc..................................       110,388
  2,000     Linens `N' Things, Inc.*..............................        67,500
  2,500     Lithia Motors, Inc.*..................................        57,344
  3,750     Quiksilver, Inc.*.....................................        68,438
  3,000     Ross Stores, Inc......................................        60,375
  4,000     Rush Enterprises, Inc.*...............................        62,500


--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.

Schedule of Investments (unaudited)
================================================================================

  Shares                                                                Value
--------------------------------------------------------------------------------

            RETAIL--SPECIAL
              LINES (8.0%)(continued)
  4,000     SCP Pool Corp.*.......................................  $     94,000
  4,000     Sonic Automotive, Inc.*...............................        52,000
  7,000     Sound Advice, Inc.*...................................        50,750
  1,500     TJX Companies, Inc....................................        42,094
  1,200     Tandy Corp............................................        62,025
  2,000     Tiffany & Co..........................................       119,875
  3,700     Ultimate Electronics, Inc.*...........................        57,812
  2,300     Whitehall Jewellers, Inc.*............................        66,125
  3,900     Wilsons The Leather
                Experts Inc.*.....................................        62,400
  2,000     Zale Corp.*...........................................        76,625
                                                                    ------------
                                                                       2,192,528

            RETAIL STORE (2.4%)
  3,000     Ames Department
                Stores, Inc.*.....................................        95,625
  2,500     BJ's Wholesale Club, Inc.*............................        73,906
  1,500     Cost Plus, Inc.*......................................        72,750
    800     Dayton Hudson Corp....................................        48,050
  2,300     Factory 2-U Stores Inc.*..............................        68,713
  3,000     Family Dollar Stores, Inc.............................        63,375
  1,000     Federated Department
                Stores, Inc.*.....................................        43,687
  1,000     Kohl's Corp.*.........................................        66,125
  1,500     99 Cents Only Stores*.................................        54,188
  2,000     ShopKo Stores, Inc.*..................................        58,000
                                                                    ------------
                                                                         644,419

            SEMICONDUCTOR (5.0%)
  3,200     Applied Micro Circuits
                Corp.*............................................       182,400
  1,100     Conexant Systems, Inc.*...............................        79,922
  3,400     Elantec Semiconductor, Inc.*..........................        60,137
    700     hi/fn, inc.*..........................................        77,175
  1,900     Ibis Technology Corp.*................................        65,550
  1,300     PMC-Sierra, Inc.*.....................................       120,250
  2,000     QLogic Corp.*.........................................       139,750
  3,600     RF Micro Devices Inc.*................................       164,700
  1,600     SDL, Inc.*............................................       122,100
  5,200     Telcom Semiconductor, Inc.*...........................        66,300
  3,000     TranSwitch Corp.*.....................................       171,000
  2,250     TriQuint Semiconductor,
                Inc.*.............................................       128,672
                                                                    ------------
                                                                       1,377,956

            SHOE (1.3%)
  1,500     Cole (Kenneth) Productions,
                Inc. Class "A"*...................................        56,062
  3,600     K-Swiss Inc. Class "A"................................       113,625
  4,400     Madden (Steven), Ltd.*................................        56,925
  2,000     Saucony Inc. Class "B"*...............................        31,500
  2,400     Timberland Co. (The)
                Class "A"*........................................        93,750
                                                                    ------------
                                                                         351,862

            TELECOMMUNICATIONS
              EQUIPMENT (4.1%)
  3,000     AVT Corp.*............................................        91,875
  1,900     C-Cor.net Corp.*......................................        57,713
  3,000     CommScope, Inc.*......................................        97,500
  1,400     DSP Group, Inc.*......................................        55,825
  1,000     Harmonic Inc.*........................................       130,812
  1,500     L-3 Communications
                Holdings, Inc.*...................................        56,625
  3,000     Periphonics Corporation*..............................        94,125
  3,000     Polycom, Inc.*........................................       142,969
  2,000     Powerwave Technologies,
                Inc.*.............................................        96,438
  1,000     Proxim, Inc.*.........................................        46,000
    600     QUALCOMM Inc.*........................................       113,512
  1,400     Scientific-Atlanta, Inc...............................        69,387
  3,700     ViaSat, Inc.*.........................................        66,138
                                                                    ------------
                                                                       1,118,919

            TELECOMMUNICATION
              SERVICES (3.3%)
    900     Allegiance Telecom, Inc.*.............................        47,363
  3,600     CapRock Communications
                Corp.*............................................        83,700
  2,600     DyCom Industries, Inc.*...............................       109,687
  5,000     FirstCom Corporation*.................................        50,000
  1,600     Global Crossing Ltd.*.................................        42,400


--------------------------------------------------------------------------------
10

                                          Value Line Small-Cap Growth Fund, Inc.

                                                              September 30, 1999
================================================================================

  Shares                                                                Value
--------------------------------------------------------------------------------

  2,800     Leap Wireless
                International, Inc.*..............................  $     65,800
  1,000     Level 3 Communications,
                Inc.*.............................................        52,219
  3,600     Lightbridge, Inc.*....................................        70,875
  2,000     Metromedia Fiber Network,
                Inc. Class "A"*...................................        49,000
  1,600     Powertel, Inc.*.......................................        88,100
  3,465     Price Communications
                Corp.*............................................        86,842
  1,800     Qwest Communications
                International Inc.*...............................        53,212
  3,300     Viatel, Inc.*.........................................        97,556
                                                                    ------------
                                                                         896,754

            THRIFT (0.3%)
  1,300     Queens County Bancorp Inc.............................        35,913
  3,100     Westernbank Puerto Rico...............................        37,587
                                                                    ------------
                                                                          73,500

            TOILETRIES/
              COSMETICS (0.1%)
  1,000     Lauder (Estee) Companies, Inc.
                (The) Class "A" ..................................        39,063

            TRUCKING/
              TRANSPORTATION
              LEASING (0.3%)
  2,000     Avis Rent A Car, Inc.*................................        41,750
  1,000     Landstar System, Inc.*................................        34,750
                                                                    ------------
                                                                          76,500

            WATER UTILITY (0.2%)
  3,000     Southwest Water Co....................................        61,125
                                                                    ------------

            TOTAL COMMON
            STOCKS AND TOTAL
            INVESTMENT
            SECURITIES (91.1%)
            (Cost $17,795,197) ...................................  $ 24,892,003
                                                                    ------------

Principal
  Amount                                                                Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (8.1%)
(Including accrued interest.)
$1,100,000     Collateralized by $765,000
                     U.S. Treasury Bonds
                     11.25%, due 2/15/15,
                     with a value of
                     $1,132,440 (with
                     Morgan Stanley Co.,
                     Incorporated, 5.25%,
                     dated 9/30/99,
                     due 10/1/99, delivery
                     value $1,100,160)............................  $  1,100,160
 1,100,000     Collateralized by $1,028,000
                     U.S. Treasury Bonds
                     7.25%, due 8/15/22,
                     with a value of
                     $1,136,904 (with
                     Warburg Dillon Read
                     LLC 5%, dated 9/30/99,
                     due 10/1/99, delivery
                     value $1,100,153)............................     1,100,153
                                                                    ------------

         TOTAL REPURCHASE
         AGREEMENTS
         (Cost $2,200,313) .......................................     2,200,313
                                                                    ------------

CASH AND OTHER ASSETS LESS
LIABILITIES (0.8%) ...............................................       218,992
                                                                    ------------

NET ASSETS (100%) ................................................  $ 27,311,308
                                                                    ============

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE,
PER OUTSTANDING SHARE
($27,311,208 / 1,737,572
shares outstanding) ..............................................       $ 15.72
                                                                    ============

* Non-income producing

See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.


Statement of Assets and Liabilities
at September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost-$17,795,197) ....................................          $ 24,892,003
Repurchase agreements
  (Cost-$2,200,313) .....................................             2,200,313
Cash ....................................................                17,845
Receivable for capital shares sold ......................               205,675
Receivable for securities sold ..........................               186,609
Dividends receivable ....................................                 3,725
                                                                   ------------
    Total Assets ........................................            27,506,170
                                                                   ------------
Liabilities:
Payable for securities purchased ........................               157,892
Service and distribution plan
  fees payable ..........................................                 5,502
Accrued expenses ........................................                31,468
                                                                   ------------
    Total Liabilities ...................................               194,862
                                                                   ------------
Net Assets ..............................................          $ 27,311,308
                                                                   ============
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 1,737,572 shares) .........................          $      1,738
Additional paid-in capital ..............................            19,559,566
Accumulated net investment loss .........................               (70,810)
Undistributed net realized gain
  on investments ........................................               724,008
Net unrealized appreciation
  of investments ........................................             7,096,806
                                                                   ------------
Net Assets ..............................................          $ 27,311,308
                                                                   ============
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($27,311,308 / 1,737,572
  shares outstanding) ...................................          $      15.72
                                                                   ============



Statement of Operations
for the six months ended September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Dividend income (net of foreign
  withholding tax of $169) ..............................           $    25,328
Interst income ..........................................                20,413
                                                                    -----------
    Total Income ........................................                45,741
                                                                    -----------
Expenses:
Advisory fee (note 5) ...................................                    --
Custodian fees ..........................................                28,875
Auditing and legal fees .................................                18,326
Service and distribution plan fee
  (note 5) ..............................................                16,700
Accounting and bookkeeping
  expense ...............................................                16,200
Registration and filing fees ............................                14,923
Directors' fees and expenses ............................                11,182
Printing ................................................                 5,485
Insurance, dues and other ...............................                 5,362
Transfer agent fees .....................................                 3,413
                                                                    -----------
    Total expenses before
      custody credits ...................................               120,466
    Less: custody credits ...............................                (3,915)
                                                                    -----------
    Net Expenses ........................................               116,551
                                                                    -----------
Net Investment Loss .....................................               (70,810)
                                                                    -----------
Net Realized and Unrealized
  Gain on Investments:
    Net Realized Gain ...................................             1,800,030
    Change in Net Unrealized
      Appreciation ......................................             2,359,283
                                                                    -----------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ........................................             4,159,313
                                                                    -----------
Net Increase in Net Assets
  from Operations .......................................           $ 4,088,503
                                                                    ===========






See Notes to Financial Statements.


--------------------------------------------------------------------------------
12

                                          Value Line Small-Cap Growth Fund, Inc.


Statement of Changes in Net Assets
for the six months ended September 30, 1999 (unaudited) and for the year ended March 31, 1999
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended
                                                               September 30,     Year Ended
                                                                  1999           March 31,
                                                               (unaudited)          1999
                                                               -----------------------------
Operations:
  Net investment loss .......................................   $    (70,810)   $   (183,035)
  Net realized gain (loss) on investments ...................      1,800,030      (1,060,364)
  Change in net unrealized appreciation .....................      2,359,283       1,539,399
                                                               -----------------------------
  Net increase in net assets from operations ................      4,088,503         296,000
                                                               -----------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions ............             --        (374,217)
                                                               -----------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................      5,090,692       3,510,733
  Proceeds from reinvestment of distributions to shareholders             --         365,602
  Cost of shares repurchased ................................     (3,428,730)     (3,726,932)
                                                               -----------------------------
  Net increase from capital share transactions ..............      1,661,962         149,403
                                                               -----------------------------

Total Increase in Net Assets ................................      5,750,465          71,186

Net Assets:
  Beginning of period .......................................     21,560,843      21,489,657
                                                               -----------------------------
  End of period .............................................   $ 27,311,308    $ 21,560,843
                                                               =============================

Accumulated Net Investment Loss, at end of period ...........   $    (70,810)   $         --
                                                               =============================









See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.


Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line  Small-Cap  Growth Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------
14

                                          Value Line Small-Cap Growth Fund, Inc.


                                                              September 30, 1999
--------------------------------------------------------------------------------

2.   Capital Share Transactions

Transactions in capital stock, were as follows:

                                            Six Months
                                               Ended          Year
                                           September 30,      Ended
                                               1999         March 31,
                                            (unaudited)       1999
                                            -------------------------
Shares sold ............................      341,480        304,372
Shares issued to shareholders
  in reinvestment of dividends
  and distributions.....................           --         32,070
                                            -------------------------
                                              341,480        336,442
Shares repurchased .....................      232,727        314,846
                                            -------------------------
Net increase ...........................      108,753         21,596
                                            =========================

3.  Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                     Six Months Ended
                                                   September 30, 1999
                                                      (unaudited)
                                                     --------------
PURCHASES:
  Investment Securities ..........................     $12,900,273
                                                       ===========
SALES:
  Investment Securities ..........................     $12,805,230
                                                       ===========

At September 30, 1999, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $19,995,510. The aggregate appreciation and depreciation of investments at September 30, 1999, based on a comparison of investment values and their costs for federal income tax purposes was $7,782,548 and $685,742, respectively, resulting in a net appreciation of $7,096,806.

4. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $91,938 payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 1999, was voluntarily waived by the Adviser. The fee was computed at the rate of .75 of 1% of the daily net assets. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders, at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $16,700 for the period June 29, 1999 to September 30, 1999 were paid to the Distributor, and fees amounting to $13,946 for the period April 1, 1999 to June 28, 1999, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and a director of the Fund. During the period ended September 30, 1999, the Fund paid brokerage commissions totalling $8,982 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 1999, the Adviser and/or affiliated companies owned 1,331,437 shares of the Fund's capital stock, representing 76.6% of the outstanding shares. In addition, certain officers and directors of the Fund owned 45,336 shares of capital stock, representing 2.6% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.


Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                 Six Months Ended                                   Years Ended March 31,
                                  Sept. 30, 1999       ----------------------------------------------------------------------------
                                   (unaudited)           1999            1998            1997            1996            1995
                                   ------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........     $13.24             $13.37            $12.67          $15.11          $12.33          $11.80
                                   ------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment loss .........       (.04)(4)           (.11)(4)          (.15)           (.13)           (.18)           (.19)(1)
  Net gains or (losses) on
    securities (both realized
    and unrealized) ...........       2.52                .21              3.34            (.08)           3.08            1.05
                                   ------------------------------------------------------------------------------------------------
  Total from investment
    operations ................       2.48                .10              3.19            (.21)           2.90             .86
                                   ------------------------------------------------------------------------------------------------
Less distributions:
  Distributions from
    capital gains .............         --               (.23)            (2.49)          (2.23)           (.12)           (.33)
                                   ------------------------------------------------------------------------------------------------
  Total distributions .........         --               (.23)            (2.49)          (2.23)           (.12)           (.33)
                                   ------------------------------------------------------------------------------------------------
Net asset value, end of period      $15.72             $13.24            $13.37          $12.67          $15.11          $12.33
                                   ================================================================================================
Total return ..................      18.73%+             1.01%            27.50%          (2.07)%         23.58%           7.57%
                                   ================================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ..............    $27,311            $21,561           $21,490         $16,974         $19,106         $12,492
Ratio of operating expenses to
  average net assets ..........       0.98%*(3)(4)       1.34%(3)(4)       1.81%(2)        1.87%(2)        2.15%(2)        2.48%(1)
Ratio of net investment loss to
  average net assets ..........     (0.58%)*(4)         (0.90)%(4)        (1.10)%         (1.07)%         (1.27)%         (1.63)%(1)
Portfolio turnover rate .......         54%+              203%              149%            100%             57%             30%

(1) Net of expense reimbursement by the Adviser. Had these expenses been fully paid by the Fund, net investment loss per share would have been $(.20), the ratio of expense to average net assets would have been 2.52%, and the ratio of net investment loss to average net assets would have been (1.67%).

(2)  Before offset of custody credits.

(3) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.29% in the year ended 3/31/99 and 0.95% for the six months ended 9/30/99

(4) Net of waived advisory fee and service and distribution plan fees. Had these expenses been fully paid by the Fund for year ended March 31, 1999 and for the six months ended September 30, 1999, net investment loss per share would have been $(.18) and $(.10), the ratio of expenses to average net assets would have been 1.91% and 1.85%*, and the ratio of net investment loss to average net assets would have been (1.47)% and (1.44)%*, respectively.

*    Annualized

+    Not annualized



See Notes to Financial Statements.


--------------------------------------------------------------------------------
16

                                          Value Line Small-Cap Growth Fund, Inc.


                          Other Information (unaudited)
--------------------------------------------------------------------------------

Year 2000. Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

The Year 2000 problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the year 2000 Problem will have on issuers of the portfolio securities held by the Fund.



--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.


--------------------------------------------------------------------------------



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--------------------------------------------------------------------------------
18

                                          Value Line Small-Cap Growth Fund, Inc.


--------------------------------------------------------------------------------



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--------------------------------------------------------------------------------

Value Line Small-Cap Growth Fund, Inc.


                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


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================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      Francis C. Oakley
                      Marion N. Ruth
                      Francis T. Newton

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen E. Grant
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



Small-Cap investments entail special risk considerations including liquidity and volatility.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).



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